Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MDT SERIES
Prospectus Date	rr_ProspectusDate	Sep. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2023